Contingency (Details) - Brilliant Acquisition Corp [Member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2020
Contingency (Details) [Line Items]
Registration rights, description	Notwithstanding the foregoing, EarlyBirdCapital, Inc. (“EarlyBirdCapital”) may not exercise its demand and “piggyback” registration rights after five (5) and seven (7) years after the effective date of the registration statement and may not exercise its demand rights on more than one occasion. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Cash fee equal percentage	1.00%
Holder [Member]
Contingency (Details) [Line Items]
Ownership percentage	25.00%
Underwriting Agreement [Member]
Contingency (Details) [Line Items]
Initial public offering price (in Shares)	600,000
Option purchase units (in Shares)		600,000
Additional share per units (in Dollars per share)		$ 10
Cash underwriting discount percentage	3.50%
Gross proceeds value (in Dollars)	$ 1,400,000
Additional cash underwriting discount (in Dollars)		$ 210,000
Series of Individually Immaterial Business Acquisitions [Member]
Contingency (Details) [Line Items]
Business combination marketing agreement description	The Company will pay EarlyBirdCapital a cash fee for such services upon the consummation of a Business Combination in an amount equal to 3.5% of the gross proceeds of Initial Public Offering, or $1,610,000, provided, however, that the this fee shall be reduced by an aggregate amount equal to 1.5% of the dollar amount of the Company’s securities purchased prior to the closing of the Business Combination by investors that: (i) are introduced to EarlyBirdCapital by the Company (or any of its direct or indirect affiliates); (ii) have not been previously introduced to a SPAC initial public offering by EarlyBirdCapital; (iii) continue to hold the Company’s ordinary shares through the closing of a Business Combination, and (iv) do not exercise redemption rights with respect thereto in connection with such Business Combination.